As filed with the Securities and Exchange Commission on July 19, 2024
1933 Act Registration No. 333-212681
  1940 Act Registration No. 811-05721

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 25

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 723

Lincoln National Variable Annuity Account H
(Exact Name of Registrant)

American Legacy® Advisory

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1301 South Harrison Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Craig T. Beazer, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087

(Name and Address of Agent for Service)

Copy to:

Carolyn E. Augur, Esquire
 The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on August 8, 2024, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible payment deferred variable annuity contracts.

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 25 to the Registration Statement incorporates by reference the prospectuses, Statement of Additional Information and Part C that are contained in Registrant’s Post-Effective Amendment No. 24, which was filed with the U.S. Securities and Exchange Commission on May 31, 2024. Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 25 is filed solely for the purpose of designating August 8, 2024, as the new effective date of Post-Effective Amendment No. 24.

SIGNATURES

 (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of these registration statements and has caused this Post-Effective Amendment No. 25 to the registration statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut on this 19th day of July, 2024, at 10:07 am.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
(Registrant)
American Legacy® Advisory

By: /s/ Carolyn E. Augur
Carolyn E. Augur
Assistant Vice President, The Lincoln National Life Insurance Company
       (Title)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:  /s/ Carolyn E. Augur
 Carolyn E. Augur
(Signature-Officer of Depositor)
Assistant Vice President, The Lincoln National Life Insurance Company
(Title)

(b) As required by the Securities Act of 1933, this Amendment to the registration statement has been signed by the following persons in their capacities indicated on July 19, 2024, at 10:07 am.

Signature	Title
*/s/ Ellen G. Cooper Ellen G. Cooper	President and Director (Principal Executive Officer)
*/s/ Christopher M. Neczypor Christopher M. Neczypor	Executive Vice President, Chief Financial Officer, and Director
*/s/ Craig T. Beazer Craig T. Beazer	Executive Vice President and Director
*/s/ Jayson R. Bronchetti Jayson R. Bronchetti	Executive Vice President, Chief Investment Officer, and Director
*/s/ Adam M. Cohen Adam M. Cohen	Senior Vice President and Chief Accounting Officer (Principal Accounting Officer)
*/s/ Eric B. Wilmer Eric B. Wilmer	Assistant Vice President and Director
* By /s/ Carolyn E. Augur, Pursuant to a Power of Attorney Carolyn E. Augur